Supplemental Cash Flow Information Supplemental Cash Flow Information (Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Supplemental Cash Flow Elements [Abstract]
Cash Paid for Taxes Under Tax Allocation Agreement	$ 20.9